                                          1933 Act File No. 2-91090
                                          1940 Act File No. 811-4017

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
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    Pre-Effective Amendment No.      .......................
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    Post-Effective Amendment No.  54_.......................        X
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                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  ------

    Amendment No.  47 ......................................        X
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                             FEDERATED EQUITY FUNDS

                  (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                       (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                              John W. McGonigle, Esquire,
                            Federated Investors Tower

                       Pittsburgh, Pennsylvania 15222-3779

                        (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b) X on April 17, 2001 pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (i) on
_________________ pursuant to paragraph (a) (i). 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule
485.

If appropriate, check the following box:

X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    Copy to:

                           Matthew G. Maloney, Esquire

                     Dickstein Shapiro Morin & Oshinsky, LLP

                                2101 L Street, NW

                              Washington, DC 20037

Federated Investors
World-Class Investment Manager

Federated Kaufmann Fund

A Portfolio of Federated Equity Funds

PROSPECTUS

CLASS A
CLASS B
CLASS C

Preliminary Prospectus Dated April 10, 2001
SUBJECT TO COMPLETION

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these shares in any state where the offer or sale is not permitted. An offer to sell these securities is also contingent on approval by shareholders of The Kaufmann Fund, Inc. of a plan to reorganize that fund into the Federated Kaufmann Fund.

A mutual fund seeking capital appreciation by investing principally in common stocks.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 7

What are the Principal Securities in Which the Fund Invests? 8

What are the Specific Risks of Investing in the Fund? 10

What Do Shares Cost? 13

How is the Fund Sold? 17

How to Purchase Shares 18

How to Redeem and Exchange Shares 20

Account and Share Information 24

Who Manages the Fund? 25

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Financial Information 26

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is capital appreciation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

To achieve its objective, the Fund invests primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, the Nasdaq stock market and on the over-the-counter market. Up to 25% of the Fund's net assets may be invested in foreign securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
  Liquidity Risks. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
  Currency Risks. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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The Fund is the successor to The Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place on _______, 2001. Prior to that date, the Fund had no investment operations. Accordingly, the performance information and financial information provided in this prospectus for periods prior to ___________, 2001 is historical information of the Kaufmann Fund. The Kaufmann Fund was managed by Edgemont Asset Management Corp. and had the same investment objectives and strategies as the Fund and substantially the same investment policies as the Fund. Kaufmann Fund shareholders received Class K Shares of the Fund as a result of the reorganization.

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[Graphic Representation Omitted - See Appendix]

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The total returns shown here are for Class K Shares which is another class of shares offered by the Fund. Class K Shares are not offered in this prospectus for the Fund's Class A, B and C Shares. The total returns for Class K Shares are disclosed here because Class A, B and C Shares have only been offered since __. These total returns would be substantially similar to the annual returns for Class A, B and C Shares over the same period and would differ only to the extent that these classes do not have the same expenses.

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The Fund's Class K Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value. Therefore, the total returns displayed for the Fund's Class K Shares do not reflect the payment of any sales charges or recurring shareholder account fees. The Fund's Class A, B and C Shares may have higher expenses and are sold with a sales charge. If these charges or fees had been included, the returns for Class A, B and C would have been lower.

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The bar chart shows the variability of the Fund's Class K Shares total returns on a calendar year-end basis. The total return of the Fund's Class K Shares is the total return of the Fund's predecessor, the Kaufmann Fund.

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The Fund's Class K Shares total return for the three-month period from January 1, 2001 to March 31, 2001 was (6.09%).

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Within the period shown in the Chart, the Fund's Class K Shares highest quarterly return was 28.76% (quarter ended March 31, 1991). Its lowest quarterly return was (18.69%) (quarter ended September 30, 1998).

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Average Annual Total Return Table

The following table represents the Fund's Class A Shares, Class B Shares and Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges (if any), for the calendar periods ended December 31, 2000.

The table shows the Fund's total returns averaged over a period of years relative to the Russell Midcap Growth Index and the Russell 2000 Index, which are broad-based market indexes. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class A1	Class B1	Class C1	Russell Midcap Growth Index[2]	Russell 2000 Index[2]
1 Year	 4.77%	 6.08%	 9.43%	(11.75%)	 (3.02%)
5 Years	12.59%	12.95%	13.17%	 17.77%	10.31%
10 Years	20.34%	20.28%	20.28%	 18.10%	15.53%

1 The Fund's Class A Shares, Class B Shares and Class C Shares total returns for such periods are those of the Kaufmann Fund, but have been adjusted to reflect the sales charge or contingent deferred sales charge (CDSC) and expenses applicable to that Class.

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2 The Fund has elected to change the benchmark index from the Russell 2000 Index to the Russell Midcap Growth Index. The Russell Midcap Growth Index is more representative of the securities typically held by the Fund.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED KAUFMANN FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees	Class A	Class B	Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	1.425%	1.425%	1.425%
Distribution (12b-1) Fee[3]	0.250%	0.750%	0.750%
Shareholder Services Fee	0.250%	0.250%	0.250%
Other Expenses	0.244%	0.244%	0.244%
Total Annual Fund Operating Expenses	2.169%	2.669%[4]	2.669%
1 The net expenses the Fund expects to pay for the fiscal year ended December 31, 2001 are shown below.
Total Reimbursements/Waivers of Fund Expenses	0.219%	0.150%	0.150%
Total Actual Annual Fund Operating Expenses (after waivers)	1.950%	2.519%	2.519%

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after voluntary waivers) is expected to be 1.275% for the fiscal year ending December 31, 2001.

3 A portion of the distribution (12b-1) fee is expected to be voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Class A, Class B and Class C Shares (after the voluntary waiver) is expected to be 0.181%, 0.250% and 0.250%, respectively, for the fiscal year ending December 31, 2001.

4 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on the 15th of the following month. Class A Shares pay lower operating expenses than Class B Shares.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A, B and C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A, B and C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, B and C Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A:
Expenses assuming redemption	$758	$1,191	$1,650	$2,915

Expenses assuming no redemption	$758	$1,191	$1,650	$2,915

Class B:
Expenses assuming redemption	$820	$1,229	$1,614	$2,881	[1]

Expenses assuming no redemption	$270	$ 829	$1,414	$2,881	[1]

Class C:
Expenses assuming redemption	$370	$ 829	$1,414	$3,002

Expenses assuming no redemption	$270	$ 829	$1,414	$3,002

1 Reflects operating expenses of Class A Shares once Class B Shares have been converted to Class A Shares after being held for eight years from the date of purchase.

What are the Fund's Investment Strategies?

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In seeking to meet its objective, the Fund invests primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, Nasdaq stock market and on the over-the-counter market. Up to 25% of the Fund's net assets may be invested in foreign securities. When deciding which securities to buy the Fund considers:

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  the growth prospects of existing products and new product development;
  the economic outlook of the industry;
  the price of the security and its estimated fundamental value; and
  relevant market, economic and political environments.

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The Fund's Adviser and Sub-Adviser (collectively, "Adviser") use a bottom up approach to portfolio management. There is an emphasis on individual stock selection rather than trying to time the highs and lows of the market or concentrating in certain industries or sectors. This hands-on approach means that in addition to sophisticated computer analysis, the Adviser may conduct in-depth meetings with management, industry analysts and consultants. Through this interaction with companies the Adviser seeks to develop a thorough knowledge of the dynamics of the businesses in which the Fund invests.

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The Fund assesses individual companies from the perspective of a long-term investor. It buys stocks of companies that it believes:

  are profitable and leaders in the industry;
  have distinct products and services which address substantial markets;
  can grow annual earnings by at least 20% for the next three to five years; and
  have superior proven management and solid balance sheets.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals or the intermediate and long-term prospects become poor.

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The Fund may loan up to 30% of its total assets in the form of its portfolio securities to unaffiliated broker-dealers, banks or other recognized institutional borrowers to generate additional income. The Fund receives cash, U.S. Treasury obligations, and/or other liquid securities as collateral. The Fund also may invest up to 15% of its net assets in illiquid securities.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

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Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal types of equity securities in which the Fund may invest.

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Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

ILLIQUID SECURITIES

Illiquid securities are securities for which there is no readily available market or securities with legal or contractual restrictions. These may include private placements, repurchase agreements maturing in more than seven days, and securities eligible for resale under Rule 144A of the Securities Act of 1933.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

Treasury Securities

The Fund may receive Treasury securities as collateral on portfolio securities loans and may invest in Treasury securities on a short-term basis. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Special Transactions

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash, U.S. Treasury obligations or other liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks. These transactions may also create leverage risks.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

RISKS RELATED TO INVESTING FOR GROWTH

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

Over-the-counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or completely as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

The Adviser attempts to limit currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). If the Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and the appropriate class designation listing.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

Shares Offered	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charge		Redemption Fee
		Front-End Sales Charge[2]	Contingent Deferred Sales Charge[3]
Class A	$1,500/$100	5.50%	0.00%	None
Class B	$1,500/$100	None	5.50%	None
Class C	$1,500/$100	None	1.00%	None

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1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $100. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on the 15th of the following month. This conversion is a non-taxable event.

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2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE

Class A Shares
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater[1]	0.00%	0.00%

1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

The sales charge at purchase may be reduced or eliminated by:

  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:
    by you, your spouse, and your children under age 21; or
    of the same share class of two or more Federated Funds (other than money market funds);
  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
  signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Class A Shares:

  within 120 days of redeeming Shares of an equal or lesser amount;
  by exchanging shares from the same share class of another Federated Fund (other than a money market fund);
  through wrap accounts or other investment programs where you pay the investment professional directly for services;
  through investment professionals that receive no portion of the sales charge;
  as a Federated Life Member (Class A Shares only) and their immediate family members; or
  as a Trustee or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

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SALES CHARGE WHEN YOU REDEEM

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Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares

A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares:
Shares Held Up To:	CDSC
1 Year	5.50%
2 Years	4.75%
3 Years	4.00%
4 Years	3.00%
5 Years	2.00%
6 Years	1.00%
7 Years or More	0.00%
Class C Shares:
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

You will not be charged a CDSC when redeeming Class A, B or C Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 120 days of redeeming Shares of an equal or lesser amount;
  that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled as defined by the IRS;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution; or
  upon the death of the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

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The Fund offers four share classes: Class A, B, C and K, each representing interests in a single portfolio of securities. This prospectus relates only to Class A, B and C Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions on behalf of their customers or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A, B and C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Fund or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

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Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days for Class A, B and C Shares. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

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Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

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An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $100.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

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Call the Fund or your investment professional if you need special instructions.

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DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

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Signature Guarantees

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Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund even if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of Class A, Class B, and Class C Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

Systematic Withdrawal Program (SWP) on Class B Shares

You will not be charged a CDSC on SWP redemptions if:

  you redeem 12% or less of your account value in a single year;
  you reinvest all dividends and capital gains distributions; and
  your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser has delegated daily management of the Fund to the Sub-Adviser, Federated Global Investment Management Corp., who is paid by the Adviser and not by the Fund. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Correspondence regarding the Sub-Adviser should be sent c/o the same address.

The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

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Lawrence Auriana

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Lawrence Auriana has been the Fund's portfolio manager since April 2001. He is Co-Head of Investment Area. Mr. Auriana was the portfolio manager of the Fund's predecessor, the Kaufmann Fund, from 1985 to 2001. From 1984 to 2001, he was the President and Treasurer of Edgemont Asset Management Corp., the adviser to the Kaufmann Fund. Mr. Auriana has been engaged in the securities business since 1965.

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Hans P. Utsch

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Hans P. Utsch has been the Fund's portfolio manager since April 2001. He is Co-Head of Investment Area. Mr. Utsch was the portfolio manager of the Fund's predecessor, the Kaufmann Fund, from 1985 to 2001. From 1984 to 2001, he was Chairman of the Board and Secretary of Edgemont Asset Management Corp., the adviser to the Kaufmann Fund. Mr. Utsch has been engaged in the securities business since 1962.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 1.425% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Financial Information

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FINANCIAL HIGHLIGHTS

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The Fund's fiscal year end is December 31. As this is the Fund's Class A, Class B and Class C Shares first fiscal year, financial information is not yet available.

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A Preliminary Statement of Additional Information (SAI) dated April 10, 2001, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. As of the date of this prospectus, the Fund's most recent report to shareholders is the December 31, 2000 Annual Report to Shareholders of The Kaufmann Fund, Inc., the Fund's predecessor. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Federated Kaufmann Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-4017

Cusip 314172677
Cusip 314172669
Cusip 314172651

26103 (4/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated Kaufmann Fund

A Portfolio of Federated Equity Funds

PROSPECTUS

April __, 2001

CLASS K

A mutual fund seeking capital appreciation by investing principally in common stocks.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 10

What Do Shares Cost? 13

How is the Fund Sold? 14

How to Purchase Shares 14

How to Redeem and Exchange Shares 17

Account and Share Information 21

Who Manages the Fund? 22

Financial Information 23

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is capital appreciation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

To achieve its objective, the Fund invests primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, the Nasdaq stock market and on the over-the-counter market. Up to 25% of the Fund's net assets may be invested in foreign securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
  Liquidity Risks. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
  Currency Risks. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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The Fund is the successor to The Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place on _______, 2001. Prior to that date, the Fund had no investment operations. Accordingly, the performance information and financial information provided in this prospectus for periods prior to ___________, 2001 is historical information of the Kaufmann Fund. The Kaufmann Fund was managed by Edgemont Asset Management Corp. and had the same investment objectives and strategies as the Fund and substantially the same investment policies as the Fund. Kaufmann Fund shareholders received Class K Shares of the Fund as a result of the reorganization.

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[Graphic Representation Omitted - See Appendix]

The bar chart shows the variability of the Fund's Class K Shares total returns on a calendar year-end basis. The total return of the Fund's Class K Shares is the total return of the Fund's predecessor, the Kaufmann Fund.

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The Fund's Class K Shares are sold without a sales charge (load) but are subject to a redemption/exchange fee. The total returns displayed above are based upon net asset value. Therefore, the total returns displayed for the Fund's Class K Shares do not reflect the payment of any redemption fee. If the redemption fee had been included, the returns shown would have been lower.

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The Fund's Class K Shares total return for the three-month period from January 1, 2001 to March 31, 2001 was (6.09%).

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Within the period shown in the Chart, the Fund's Class K Shares highest quarterly return was 28.76% (quarter ended March 31, 1991). Its lowest quarterly return was (18.69%) (quarter ended September 30, 1998).

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Average Annual Total Return Table

The following table represents the Fund's Class K Shares Average Annual Total Returns for the calendar periods ended December 31, 2000. The table shows the Fund's total returns averaged over a period of years relative to the Russell Midcap Growth Index and the Russell 2000 Index, which are broad-based market indexes. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class K	Russell Midcap Growth Index[1]	Russell 2000 Index[1]
1 Year	10.64% 	 (11.75%) 	 (3.02%)
5 Years	13.83% 	 17.77% 	10.31%
10 Years	21.00% 	 18.10% 	15.53%

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1 The Fund has elected to change the benchmark index from the Russell 2000 Index to the Russell Midcap Growth Index. The Russell Midcap Growth Index is more representative of the securities typically held by the Fund.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED KAUFMANN FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption/Exchange Fee (as a percentage of amount redeemed, if applicable)	0.20%

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	1.425%
Distribution (12b-1) Fee[3]	0.500%
Shareholder Services Fee	0.250%
Other Expenses	0.244%
Total Annual Fund Operating Expenses	2.419%

1 The adviser has agreed to waive fees and/or reimburse expenses so that on an annual basis the total net expenses of the Fund's Class K Shares do not exceed 1.95% for two years from its commencement of operations. The net expenses the Fund expects to pay for the fiscal year ending December 31, 2001 are shown below.

Total Reimbursements/Waivers of Fund Expenses	0.469%
Total Actual Annual Fund Operating Expenses (after waivers)	1.950%

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this voluntary waiver at any time, provided it limits the total net expenses of Class K Shares as described above. The management fee paid by the Fund (after voluntary waivers) is expected to be 1.275% for the fiscal year ending December 31, 2001.

3 A portion of the distribution (12b-1) fee is expected to be voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Class K Shares (after the voluntary waiver) is expected to be 0.181% for the fiscal year ending December 31, 2001.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class K Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class K Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class K Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class K Shares	1 Year	3 Years	5 Years	10 Years
Expenses assuming redemption	$265	$774	$1,310	$2,775

Expenses assuming no redemption[1]	$245	$754	$1,290	$2,755

1 These are the expenses you would pay if you purchased shares of the Kaufmann Fund, the Fund's predecessor, prior to February 1, 1985, whether or not you redeem your shares.

What are the Fund's Investment Strategies?

In seeking to meet its objective, the Fund invests primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, Nasdaq Stock Market and on the over-the-counter market. Up to 25% of the Fund's net assets may be invested in foreign securities. When deciding which securities to buy the Fund considers:

  the growth prospects of existing products and new product development;
  the economic outlook of the industry;
  the price of the security and its estimated fundamental value; and
  relevant market, economic and political environments.

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The Fund's Adviser and Sub-Adviser (collectively, "Adviser") use a bottom up approach to portfolio management. There is an emphasis on individual stock selection rather than trying to time the highs and lows of the market or concentrating in certain industries or sectors. This hands-on approach means that in addition to sophisticated computer analysis, the Adviser conducts in-depth meetings with management, industry analysts and consultants. Through this interaction with companies the Adviser seeks to develop a thorough knowledge of the dynamics of the businesses in which the Fund invests.

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The Fund assesses individual companies from the perspective of a long-term investor. It buys stocks of companies that it believes:

  are profitable and leaders in the industry;
  have distinct products and services which address substantial markets;
  can grow annual earnings by at least 20% for the next three to five years; and
  have superior proven management and solid balance sheets.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals or the intermediate and long-term prospects become poor.

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The Fund may loan up to 30% of its total assets in the form of its portfolio securities to unaffiliated broker-dealers, banks or other recognized institutional borrowers to generate additional income. The Fund receives cash, U.S. Treasury obligations, and/or other liquid securities as collateral. The Fund also may invest up to 15% of its net assets in illiquid securities.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Illiquid Securities

Illiquid securities are securities for which there is no readily available market or securities with legal or contractual restrictions. These may include private placements, repurchase agreements maturing in more than seven days, and securities eligible for resale under Rule 144A of the Securities Act of 1933.

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

TREASURY SECURITIES

The Fund may receive Treasury securities as collateral on portfolio securities loans and may invest in Treasury securities on a short-term basis. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Special Transactions

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash, U.S. Treasury obligations or other liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks. These transactions may also create leverage risks.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

RISKS RELATED TO INVESTING FOR GROWTH

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

Over-the-counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or completely as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

The Adviser attempts to limit currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). If the Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund does not charge a front-end sales charge on Class K Shares.

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The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and the appropriate class designation listing.

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The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

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	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charge
Shares Offered		Front-End Sales Charge	Contingent Deferred Sales Charge	Redemption/ Exchange Fee
Class K	$1,500/$100	None	None	0.20%

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1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

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FEE WHEN YOU REDEEM OR EXCHANGE

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Your redemption or exchange proceeds may be reduced by a redemption/exchange fee. Class K Shares are subject to a 0.20% redemption fee if your Kaufmann Fund (the Fund's predecessor) shares were purchased after February 1, 1985 or if you have purchased additional Class K Shares. The redemption/exchange fee is waived for shares purchased through employer-sponsored retirement plans, as discussed further in the Fund's Statement of Additional Information.

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How is the Fund Sold?

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The Fund offers four share classes: Class A, B, C and K, each representing interests in a single portfolio of securities. This prospectus relates only to Class K Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your financial intermediary or call 1-800-245-4770 for more information concerning the other classes.

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Class K Shares of the Fund are only offered for sale to and may be purchased by, former shareholders of the Kaufmann Fund and their immediate family members; and through the financial intermediary relationships that existed for the Kaufmann Fund. The Kaufmann Fund is the Fund's predecessor.

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When the Fund's Distributor, Federated Securities Corp., receives marketing fees, it may pay some or all of them to financial intermediaries. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to financial intermediaries for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and financial intermediaries for the sale, distribution and customer servicing of the Fund's Class K Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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How to Purchase Shares

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You may purchase Shares directly from the Fund, through certain financial intermediaries or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

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DIRECTLY FROM THE FUND

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  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

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for credit account 99050874

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Federated Kaufmann Fund and Account Number

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You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

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THROUGH A FINANCIAL INTERMEDIARY

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  Establish an account with the financial intermediary; and
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  Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.
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Financial intermediaries should send payments according to the instructions in the sections "By Wire" or "By Check."

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BY SYSTEMATIC INVESTMENT PROGRAM

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $100.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

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You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

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How to Redeem and Exchange Shares

You should redeem or exchange Shares:

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  directly from the Fund if you purchased Shares directly from the Fund; or
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  through a financial intermediary if you purchased Shares through a financial intermediary.
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DIRECTLY FROM THE FUND

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By Telephone

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You may redeem or exchange Shares by simply calling the Fund at 1-800-245-4770. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
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  if exchanging, the Fund Name and Share Class (Class A Shares), account number and account registration into which you are exchanging.
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THROUGH A FINANCIAL INTERMEDIARY

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Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.

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Call the Fund or your financial intermediary if you need special instructions.

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Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

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Your redemption proceeds (subject to the redemption fee) will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

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  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund even if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

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You may exchange Shares of Class K into Class A Shares of another Federated Fund (subject to the redemption/exchange fee). To do this, you must:

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  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser has delegated daily management of the Fund to the Sub-Adviser, Federated Global Investment Management Corp., who is paid by the Adviser and not by the Fund. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Correspondence regarding the Sub-Adviser should be sent c/o the same address.

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The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 financial intermediaries make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

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Lawrence Auriana

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Lawrence Auriana has been the Fund's portfolio manager since April 2001. He is Co-Head of Investment Area. Mr. Auriana was the portfolio manager of the Fund's predecessor, the Kaufmann Fund, from 1985 to 2001. From 1984 to 2001, he was the President and Treasurer of Edgemont Asset Management Corp., the adviser to the Kaufmann Fund. Mr. Auriana has been engaged in the securities business since 1965.

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Hans P. Utsch

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Hans P. Utsch has been the Fund's portfolio manager since April 2001. He is Co-Head of Investment Area. Mr. Utsch was the portfolio manager of the Fund's predecessor, the Kaufmann Fund, from 1985 to 2001. From 1984 to 2001, he was Chairman of the Board and Secretary of Edgemont Asset Management Corp., the adviser to the Kaufmann Fund. Mr. Utsch has been engaged in the securities business since 1962.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 1.425% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

The following Financial Highlights will help you understand the financial performance of the Fund's predecessor, The Kaufmann Fund, Inc., for the past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Sanville & Company, whose report, along with audited financial statements, is included in the Kaufmann Fund's Annual Report to Shareholders, dated December 31, 2000.

Financial Highlights

(Selected Data for a Share Outstanding Through Each Year)

Year Ended December 31	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Year	$5.95	$5.68	$6.37	$5.84	$5.05
Income From Investment Operations:
Net investment loss	(0.050)	(0.060)	(0.040)	(0.060)	(0.030)
Net realized and unrealized gain on investments	0.760	1.316	0.017	0.795	1.083

TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS	0.710	1.256	(0.023)	0.735	1.053

Less Distributions:
From net investment income	--	--	--	--	--

From net realized gains	2.230	0.986	0.667	0.205	0.263

TOTAL DISTRIBUTIONS	2.230	0.986	0.667	0.205	0.263

Net Asset Value, End of Year	$4.43	$5.95	$5.68	$6.37	$5.84

Total Return[1]	10.86%	26.01%	0.72%	12.59%	20.91%

Ratios and Supplemental Data

Net Assets, End of Year (in millions)	$3,368	$3,476	$4,621	$6,008	$5,341

Ratio of expenses (after expense reimbursement) to average net assets (%)	1.89%	1.95%	1.96%	1.89%	1.93%

Ratio of interest expense to average net assets (%)	0.01%	0.01%	0.01%	0.01%	0.01%

Ratio of expenses (after expense reimbursement less interest expense) to average net assets (%)	1.88%	1.94%	1.95%	1.88%	1.92%

Ratio of net investment income (loss) to average net assets (%)	(0.80%)	(1.19%)	(0.66%)	(1.00%)	(0.82%)

Portfolio turnover rate (%)	78%	78%	59%	65%	72%

1 The total returns would have been lower if certain expenses had not been reduced.

A Preliminary Statement of Additional Information (SAI) dated April ___, 2001, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. As of the date of this prospectus, the Fund's most recent report to shareholders is the December 31, 2000 Annual Report to Shareholders of The Kaufmann Fund, Inc., the Fund's predecessor. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Federated Kaufmann Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-4017

Cusip 314172644

26104 (4/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Federated Kaufmann Fund

A Portfolio of Federated Equity Funds

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

STATEMENT OF ADDITIONAL INFORMATION

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED April 10, 2001
SUBJECT TO COMPLETION

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the securities and exchange commission is effective. This statement of additional information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

An offer to sell these securities is also contingent on approval by shareholders of The Kaufman Fund, Inc. Of a plan to reorganize that fund into the Federated Kaufmann Fund.

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This Preliminary Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the Preliminary prospectus for Class A, B, C and K shares of the Federated Kaufmann Fund (Fund), dated [Date]. This SAI incorporates by reference the Annual Report of The Kaufmann Fund, Inc., the Fund's predecessor. Obtain the Preliminary prospectus and the Annual Report without charge by calling 1-800-341-7400.



Federated
World-Class Investment Manager
Federated Kaufmann Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

26105 (4/01)

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CONTENTS

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How is the Fund Organized? 1

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Securities in Which the Fund Invests 1

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What Do Shares Cost? 7

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How is the Fund Sold? 8

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Exchanging Securities for Shares 9

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Subaccounting Services 9

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Redemption in Kind 10

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Massachusetts Partnership Law 10

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Account and Share Information 10

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Tax Information 10

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Who Manages and Provides Services to the Fund? 11

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How Does the Fund Measure Performance? 15

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Who is Federated Investors, Inc.? 16

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Financial Information 17

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Addresses 17

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How is the Fund Organized?

The Fund is a diversified portfolio of Federated Equity Funds (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on April 17, 1984. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

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The Fund is the successor to The Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place on _______, 2001. Prior to that date, the Fund had no investment operations. Accordingly, the performance information and financial information provided in the prospectus and this SAI for periods prior to _______, 2001 is historical information of the Kaufmann Fund. The Kaufmann Fund was managed by Edgemont Asset Management Corp. (Edgemont) and had the same investment objectives and strategies as the Fund and substantially the same investment policies as the Fund. Kaufmann Fund shareholders received Class K Shares of the Fund as a result of the reorganization.

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The Board of Trustees (the Board) has established four classes of shares of the Fund, known as Class A, Class B, Class C, and Class K (Shares). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Investment Management Company and the Fund's sub-adviser is Federated Global Investment Management Corp. (collectively, the Adviser).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed income security.

INTERESTS IN OTHER LIMITED LIABILITY COMPANIES

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

REAL ESTATE INVESTMENT TRUSTS (REITS)

REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

WARRANTS

Up to 5% of the Fund's assets may be invested in warrants. Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Convertible Securities

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The Fund may receive Treasury securities as collateral on portfolio securities loans and may invest in Treasury securities on a short-term basis. The Fund also may invest in the following types of fixed income securities.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

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The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

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Corporate Debt Securities

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Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

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In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

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Commercial Paper

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

DEPOSITARY RECEIPTS

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to stock market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

Options

The Fund may use up to 10% of its net assets to purchase and sell put and call options. Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

  Buy call options on portfolio securities and currencies in anticipation of an increase in the value of the underlying asset;
  Buy put options on portfolio securities and currencies in anticipation of a decrease in the value of the underlying asset; and
  Buy or write options to close out existing options positions.

The Fund may also write call options on portfolio securities and currencies to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

The Fund may also write put options on portfolio securities and currencies to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

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Futures Contracts

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

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The Fund may buy and sell the following type of futures contracts: financial futures.

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SPECIAL TRANSACTIONS

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Inter-fund Borrowing and Lending Arrangements

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The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

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For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

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Asset Coverage

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In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

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INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

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The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

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Illiquid Securities

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The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities for which there is no readily available market or securities with legal or contractual restrictions. These may include private placements, repurchase agreements maturing in more than seven days, and securities eligible for resale under Rule 144A of the Securities Act of 1933 ("1933 Act"). Rule 144A allows certain qualified institutional investors to trade privately placed securities despite the fact that such securities are not registered under the 1933 Act. In deciding whether to purchase such securities, the Fund, acting pursuant to guidelines approved by the board, will consider the frequency of such trades and quotes, the number of dealers and potential purchasers, dealer undertakings to make a market, the nature of the securities and the marketplace trades.

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Borrowing for Leverage

The Fund may borrow from banks for temporary or emergency purposes, clearing transactions or for other investment purposes. Borrowing to purchase securities is a speculative practice known as leveraging, which increases stock market risk by magnifying the effect of any change in the market value of the Fund's portfolio. Interest paid on any borrowed funds may have the effect of lowering the Fund's return. In addition, the Fund may have to sell the securities when it would normally keep them in order to make interest payments.

Short Sales

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The Fund may make short sales of securities listed on one or more national exchanges or on the Nasdaq Stock Market. A short sale means selling a security the Fund does not own to take advantage of an anticipated decline in the stock's price. Once the Fund sells the security short, it has an obligation to replace the borrowed security. If it can buy the security back at a lower price, a profit results. In no event will the Fund engage in short sales transactions if it would cause the market value of all of the Fund's securities sold short to exceed 25% of its net assets. The value of the securities of any one issuer that may be shorted by the Fund is limited to the lesser of 2% of the value of the Fund's net assets or 2% of the securities of any class of the issuer. The Fund may also "sell short against the box," i.e., the Fund owns securities identical to those sold short. Short sales against the box are not subject to the 25% limitation. A capital gain or loss is recognized immediately upon the sale of a short against the box. Short sales are speculative in nature, and may reduce returns or increase volatility.

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INVESTMENT RISKS

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There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. These risks and additional risk factors are outlined below.

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Stock Market Risks

  The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.
  The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Liquidity Risks

  Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
  Over-the-counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS OF FOREIGN INVESTING

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

CURRENCY RISKS

  Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.
  The Adviser attempts to limit currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

LEVERAGE RISKS

  Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in value of such an investment magnify the Fund's risk of loss and potential for gain.

CREDIT RISKS

  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INTEREST RATE RISKS

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's investment objective is to provide capital appreciation. The investment objective may not be changed by the Fund's Trustees without shareholder approval.

INVESTMENT LIMITATIONS

Diversification

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the Investment Company Act of 1940 Act (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Borrowing Money and Issuing Senior Securities

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

Lending

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Investing in Other Investment Companies

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Fund expects that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Fund's investment adviser.

The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

Purchases on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

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For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." For purposes of the concentration limitation, investments in certain industrial development bonds funded by activities in a single industry, as well as investments in the securities of a single foreign government, will be deemed to constitute an industry. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

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DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
  for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE [CLASS A SHARES]

You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts

Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases

You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.

Letter of Intent Class A Shares

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege

You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

  the Trustees, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;
  any associated person of an investment dealer who has a sales agreement with the Distributor; and
  trusts, pension or profit-sharing plans for these individuals.

Federated Life Members

Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

  through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or
  as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE [CLASSES B AND C]

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

  following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;
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  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;
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  of Shares that represent a reinvestment within 120 days of a previous redemption;
  of Shares held by the Trustees, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;
  of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;
  which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements; and

Class B Shares Only

  which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program.

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SPECIAL REDEMPTION AND EXCHANGE INFORMATION [CLASS K SHARES]

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Class K Shares are redeemable at a price equal to 99.8% of the then current net asset value per share. This 0.2% reduction, referred to in the prospectus and this SAI as a redemption/exchange fee, directly affects the amount a shareholder who is subject to the reduction receives upon exchange or redemption. It is intended to encourage long-term investment in the Fund, to offset transaction and other expenses caused by redemptions, and to facilitate portfolio management. The fee will be applied to offset expenses incurred or amounts expended in connection with a redemption or exchange of Class K Shares, with any balance paid over to the Fund; the fee is not a deferred sales charge, nor is it paid to the Adviser or its affiliates. The Fund reserves the right to modify the terms of or terminate this fee at any time.

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The redemption/exchange fee will be waived for shares purchased through employer-sponsored retirement plans, such as 401(k) plans. However, if shares are purchased for a retirement plan account through a broker, financial institution, or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. (Before purchasing shares, please check with your account representative concerning the availability of the fee waiver.) In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs.

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How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have advanced commissions to investment professionals.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company (these fees do not come out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

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Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

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When an investment professional's customer purchases shares, the investment professional may receive:

  an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C Shares.
  an amount on the NAV of Shares purchased as follows: up to 1% on purchases below $2 million; 0.50% on purchases from $2 million but below $5 million; and 0.25% on purchases of $5 million or more.

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In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A Shares that its customer has not redeemed over the first year.

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Class A Shares

Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:

Amount	Advance Payments as a Percentage of Public Offering Price
First $1 - $5 million	0.75%
Next $5 - $20 million	0.50%
Over $20 million	0.25%

For accounts with assets over $1 million, the dealer advance payments reset annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.

Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

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Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass-through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

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Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

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As of March 20, 2001, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class K Shares: Charles Schwab & Co., Inc., San Francisco, CA, owned approximately 109,098,668 Shares, (14.60%); and National Financial Services Corp., Boston, MA, owned approximately 50,331,147 Shares (6.73%).

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Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

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Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes in addition gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

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If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

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If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

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Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

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The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name; address; birth date; present position(s) held with the Trust; principal occupations for the past five years and positions held prior to the past five years; total compensation received as a Trustee from the Trust for its most recent fiscal year; and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of seven funds and the Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

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As of March 20, 2001, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class K Shares.

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Name Birth Date Address Position With Trust	Principal Occupations for Past Five Years	Aggregate Compensation From Fund††	Total Compensation From Trust and Fund Complex
John F. Donahue*†# Birth Date: July 28, 1924 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHAIRMAN AND TRUSTEE	Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.; formerly: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0 for the Trust and 44 other investment companies in the Fund Complex
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director and Chairman of Audit Committee, Robroy Industries, Inc. (coated steel conduits/computer storage equipment); formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc. (physician practice management); Director, Member of Executive Committee, University of Pittsburgh.	$0	$128,847.72 for the Trust and 44 other investment companies in the Fund Complex
John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$0	$128,847.66 for the Trust and 44 other investment companies in the Fund Complex
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$0	$128,847.66 for the Trust and 44 other investment companies in the Fund Complex
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE	Director or Trustee of some of the Federated Fund Complex; Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College; Director, Iperia Corp. (communications/software); formerly: Director, Redgate Communications and EMC Corporation (computer storage systems). Previous Positions: Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$0	$115,368.16 for the Trust and 44 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center -- Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center; Member, National Board of Trustees, Leukemia Society of America.	$0	$117,117.17 for the Trust and 44 other investment companies in the Fund Complex
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation. Previous Positions: Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$0	$117,117.14 for the Trust and 44 other investment companies in the Fund Complex
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE

Director or Trustee of some of the Federated Fund Complex; Management Consultant; formerly: Executive Vice President, Legal and External Affairs, DVC Group, Inc. (formerly, Dugan Valva Contess, Inc.) (marketing, communications, technology and consulting).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Executive Vice President, DVC Group, Inc.; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

		$0	$128,847.66 for the Trust and 44 other investment companies in the Fund Complex

Name Birth Date Address Position With Trust	Principal Occupations for Past Five Years	Aggregate Compensation From Fund††	Total Compensation From Trust and Fund Complex
John E. Murray, Jr., J.D., S.J.D.# Birth Date: December 20, 1932 President, Duquesne University Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director, Michael Baker Corp. (engineering, construction, operations and technical services).Previous Positions: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$0	$117,117.14 for the Trust and 44 other investment companies in the Fund Complex
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Public Relations/Marketing/Conference Planning.Previous Positions: National Spokesperson, Aluminum Company of America; television producer; business owner; conference coordinator.	$0	$117,117.17 for the Trust and 44 other investment companies in the Fund Complex
John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE	Director or Trustee of some of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.; Director, Walsh & Kelly, Inc. (heavy highway contractor); formerly: Vice President, Walsh & Kelly, Inc.	$0	$117,117.17 for the Trust and 44 other investment companies in the Fund Complex
J. Christopher Donahue*† Birth Date: April 11, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA PRESIDENT AND TRUSTEE

President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; formerly: President, Federated Investment Counseling.

		$0	$0 for the Trust and 43 other investment companies in the Fund Complex
Edward C. Gonzales Birth Date: October 22, 1930 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT

President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services; formerly: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

		$0	$0 for the Trust and 38 other investment companies in the Fund Complex
John W. McGonigle Birth Date: October 26, 1938 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT AND SECRETARY	Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.; formerly: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.	$0	$0 for the Trust and 44 other investment companies in the Fund Complex
Richard J. Thomas Birth Date: June 17, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA TREASURER	Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; formerly: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.	$0	$0 for the Trust and 44 other investment companies in the Fund Complex
Richard B. Fisher Birth Date: May 17, 1923 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.; formerly: Director or Trustee of some of the Funds in the Federated Fund Complex,; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.	$0	$0 for the Trust and 37 other investment companies in the Fund Complex
J. Thomas Madden Birth Date: October 22, 1945 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHIEF INVESTMENT OFFICER

Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Vice President, Federated Investors, Inc.; formerly: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

		$0	$0 for the Trust and 10 other investment companies in the Fund Complex

Name Birth Date Address Position With Trust	Principal Occupations for Past Five Years	Aggregate Compensation From Fund††	Total Compensation From Trust and Fund Complex
James E. Grefenstette Birth Date: November 7, 1962 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	James E. Grefenstette has been the Fund's Portfolio Manager since April 2001. He is Vice President of the Trust. Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager since 1994. Mr. Grefenstette became a Senior Vice President of the Fund's Adviser in January 2000. He served as a Vice President of the Fund's Adviser from 1996 through 1999 and was an Assistant Vice President of the Fund's Adviser from 1994 until 1996. Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University.	$0	$0 for the Trust and 1 other investment company in the Fund Complex
Aash M. Shah Birth Date: December 16, 1964 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	Aash M. Shah has been the Fund's Portfolio Manager since April 2001. He is Vice President of the Trust. Mr. Shah joined Federated in 1993 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since January 1997. Mr. Shah was a Portfolio Manager and served as an Assistant Vice President of the Adviser from 1995 through 1996, and as an Investment Analyst from 1993 to 1995. Mr. Shah received his Masters in Industrial Administration from Carnegie Mellon University with a concentration in finance and accounting. Mr. Shah is a Chartered Financial Analyst.	$0	$0 for the Trust and 1 other investment company in the Fund Complex

* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

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† Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.

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†† Because the Fund is a new portfolio of the Trust, Trustee compensation has not yet been earned and will be reported following the Fund's next fiscal year.

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INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

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For the fiscal year ended, December 31, 2000, the investment adviser to the Kaufmann Fund, Edgemont Asset Management Corp., directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $3,811,627,548 for which the Fund paid $6,946,534 in brokerage commissions.

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On December 31, 2000, the Fund owned securities of the following regular broker/dealers: [identify issuer name and aggregate dollar amount of debt and equity securities held by Fund].

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

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Kaufmann Fund Affiliated Brokerage

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As permitted by Section 17(e) of the 1940 Act and Rule 17e-1 there under, Bowling Green Securities ("Bowling Green") acted as a broker to the Kaufmann Fund (prior to its reorganization into the Fund) in connection with the sale of various securities traded on an exchange. Bowling Green was an affiliate of Messrs. Utsch and Auriana; Hans P. Utsch was the sole shareholder of Bowling Green and Lawrence Auriana was a registered representative thereof. Pursuant to conditions and procedures adopted by the Board of Directors of the Kaufmann Fund, in accordance with Rule 17e-1, the Kaufmann Fund's investment adviser was required to ascertain that any commissions, fees or other remuneration paid to Bowling Green were reasonable and fair compared to those of other brokers in connection with transactions involving similar securities purchased or sold on a securities exchange during a comparable period of time. Bowling Green does not act as a broker to the Fund.

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Bowling Green was required to provide regular brokerage services to the Kaufmann Fund at competitive rates that are in accordance with Section 11(a) of the Securities Exchange Act of 1934. The Securities and Exchange Commission is authorized to regulate or prohibit broker-dealers such as Bowling Green from effecting transactions in securities owned by an account such as the Kaufmann Fund, over which the principals of Bowling Green have investment discretion. Bowling Green could not buy or sell portfolio securities as a principal from or to the Kaufmann Fund. The Kaufmann Fund was also permitted to purchase underwritten securities during the existence of an underwriting syndicate of which Bowling Green was a member, subject to restrictions of applicable law and the Kaufmann Fund's policies.

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To the extent that portfolio transactions were effected through Bowling Green as broker, any activity was beneficial to that firm (and its principal shareholder, Mr. Utsch) because of brokerage commissions payable in connection therewith. For 2000, 1999, and 1998, the Kaufmann Fund paid $6,946,534, $9,731,633, and $12,669,343, respectively, in brokerage commissions. Of these amounts $20,000, $50,100, and $27,000, respectively, were paid to Bowling Green.

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The Board of the Kaufmann Fund received quarterly reports, prepared by the Kaufmann Fund's independent public accountants, to review the exchange trades executed by Bowling Green at the end of each quarter, and reviewed the appropriateness of the conditions and procedures on an annual basis.

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The affiliations of Hans P. Utsch and Lawrence E. Auriana as: (1) a Director and Officer of the Kaufmann Fund; (2) a 50% Shareholder and Officer of Edgemont; and (3) a sole shareholder (Mr. Utsch) and affiliate (Mr. Auriana) of Bowling Green; created, for each of them, an inherent potential conflict of interest. The Kaufmann Fund's Directors, who are not interested persons, were aware of these potential conflicts and did not perceive them as detrimental to the Kaufmann Fund.

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ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

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The independent auditor for the Fund, Ernst & Young, LLP, conducts its audit in accordance with accounting principles generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE KAUFMANN FUND FOR SERVICES

For the Year Ended December 31	2000	1999	1998
Advisory Fee Earned	$54,426,558	$50,896,955	$79,655,324

Advisory Fee Reduction	4,500,662	5,168,466	5,697,251

Brokerage Commissions	6,946,534	9,731,633	12,669,343

12b-1 Fee	13,062,374	NA	NA

The Fund's fees will be allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which will be borne only by the applicable class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

The total returns shown for the Fund's Class K Shares are those of the Fund's predecessor, the Kaufmann Fund. The Fund's Class A Shares, Class B Shares and Class C Shares total returns are also those of the Kaufmann Fund, but have been adjusted to reflect the sales charge or CDSC and expenses applicable to that Class.


Total returns are given for the one-year, five-year and ten-year periods ended December 31, 2000.


Share Class	30-Day Period	1 Year	5 Years	10 Years
Class A:
Total Return		4.77%	12.59%	20.34%
Yield	NA	NA	NA	NA

	30-Day Period	1 Year	5 Years	10 Years
Class B:
Total Return		6.08%	12.95%	20.28%
Yield	NA	NA	NA	NA

	30-Day Period	1 Year	5 Years	10 Years
Class C:
Total Return		9.43%	13.17%	20.28%
Yield	NA	NA	NA	NA

	30-Day Period	1 Year	5 Years	10 Years
Class K:
Total Return		10.64%	13.83%	21.00%
Yield	NA	NA	NA	NA

TOTAL RETURN


Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the reinvestment of income and capital gains distributions.


The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.



Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $580 million; the median market capitalization was approximately $466 million. The largest company in the index had an approximate market capitalization of $1.5 billion.



Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.



Consumer Price Index is a measure of change in consumer prices, as determined by a monthly survey of the U.S. Bureau of Labor Statistics.



Gross National Product is a measure, based on current market prices, of the total of all goods and services produced in the United States over a particular period of time, usually one year, with the amount expressed in dollars.


Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


FEDERATED FUNDS OVERVIEW


Municipal Funds


In the municipal sector, as of December 31, 2000, Federated managed 11 bond funds with approximately $4.0 billion in assets and 22 money market funds with approximately $41.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds


In the equity sector, Federated has more than 31 years' experience. As of December 31, 2000, Federated managed 40 equity funds totaling approximately $20.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds


In the corporate bond sector, as of December 31, 2000, Federated managed 11 money market funds and 30 bond funds with assets approximating $20.9 billion and $9.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds


In the government sector, as of December 31, 2000, Federated managed 6 mortgage backed, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.3 billion, $1.2 billion and $36.2 billion, respectively. Federated trades approximately $133.4 billion in U.S. government and mortgage backed securities daily and places approximately $28.5 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.


Money Market Funds


In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2000, Federated managed $99.0 billion in assets across 52 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $36.2 billion, $21.0 billion, $41.8 billion and $110 million, respectively.


The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET


Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $7 trillion to the more than 8,157 funds available, according to the Investment Company Institute.


FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients


Federated meets the needs of approximately 3,031 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries


Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


Financial Information


The Financial Statements for the Fund for the fiscal year ended December 31, 2000 are incorporated herein by reference to the Annual Report to Shareholders of the Kaufmann Fund, the Fund's predecessor, dated December 31, 2000.


Addresses

FEDERATED KAUFMANN FUND

Class A
Class B
Class C
Class K

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Sub-Adviser

Federated Global Investment Management Corp.
c/o Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Public Auditors

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

                                    APPENDIX

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class K Shares as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 20% up to 80%. The `x' axis represents calculation periods for the last ten calendar years of the Class, beginning with 1991. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the
Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1991 through 2000, The percentages noted are:
79.18%, 11.32%, 18.18%, 8.99%, 36.89%, 20.91%, 12.59%, 0.72%, 26.01%, and
10.86%.

PART C.    OTHER INFORMATION.

Item 23.    EXHIBITS

   (a)     (i) Conformed copy of Amended and Restated Declaration of
   Trust of the Registrant; (12)
          (ii) Conformed copy of Amendment No. 8 of the Amended and Restated
               Declaration of Trust of the Registrant; (19)
         (iii) Conformed copy of Amendment No. 9 of the Amended and Restated
               Declaration of Trust of the Registrant; (21)
          (iv) Conformed copy of Amendment No. 10 of the Amended and Restated
               Declaration of Trust of the Registrant; (21)
           (v) Conformed copy of Amendment No. 11 of the Amended and Restated
               Declaration of Trust of the Registrant; (21)
   (b)     (i) Copy of Amended and Restated By-Laws of the Registrant; (12)
          (ii) Copy of Amendment No. 5 to By-Laws of the Registrant; (18)
         (iii) Copy of Amendment No. 6 to By-Laws of the Registrant; (18)
          (iv) Copy of Amendment No. 7 to By-Laws of the Registrant; (18)
   (c)     (i) Copy of Specimen Certificate for Shares of Beneficial Interest of
               the Registrant (Federated Small Cap Strategies Fund); (7)
          (ii) Copy of Specimen Certificate for Shares of Beneficial Interest of
               the Registrant (Federated Growth Strategies Fund); (8)
         (iii) Copy of Specimen Certificate for Shares of Beneficial Interest of
               the Registrant (Federated Capital Appreciation Fund); (9)
(iv)  Copy of Specimen Certificate for Shares of Beneficial
                        Interest of the Registrant (Federated Aggressive Growth
               Fund); (13)
   (d)     (i) Conformed copy of Investment Advisory Contract of the Registrant
               (Federated Growth Strategies Fund); (5)
--------------------------------------------------------------------
+     All exhibits have been filed electronically
5     Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 21 on Form N-1A filed June 30, 1995. (File Nos. 2-91090 and
      811-4017)
7.    Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 21 on Form N-1A filed June 30, 1995.  (File Nos. 2-91090 and 811-4017)
8.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 22 on Form N-1A filed July 17, 1995.  (File Nos. 2-91090 and 811-4017)
9.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 25 on Form N-1A filed August 31, 1995.  (File Nos. 2-91090 and 811-4017)
12.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 31 on Form N-1A filed June 11, 1996.  (File Nos. 2-91090 and 811-4017)
13.    Response is incorporated by reference to Registrant's Post-Effective
       Amendment No. 34 on Form N-1A filed December 30, 1996.  (File Nos. 2-91090 and 811-4017)
18.         Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 41 on Form N-1A filed November 2, 1998. (File Nos. 2-91090 and 811-4017)

19.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 44 on Form N-1A filed December 28, 1999.  (File Nos.  2-91090 and 811-4017)

21.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 50 on Form N-1A filed December 29, 2000.  (File Nos. 2-91090 and 811-4017)

                  (ii)  Conformed copy of Investment Advisory Contract on behalf of the Registrant, which includes Exhibits A and B for
                        Federated Small Cap Strategies Fund and Federated
                        Capital Appreciation Fund, respectively; (10)

                  (iii) Conformed copy of Exhibit C to the Investment Advisory
                        Contract of the Registrant (Federated Aggressive Growth
                        Fund); (14)
                    (iv) Conformed  copies of Exhibits D & E for Federated Large
                         Cap Growth Fund and Federated Communications Technology
                         Fund, respectively; (19)
                    (v) Conformed copy of Exhibit F to the Investment Advisory
                        Contract for Federated New Economy Fund;(20)
                   (vi) Conformed copy of Limited Power of Attorney of the
                        Investment Advisory Contract of the Registrant; (21)
                  (vii) Conformed copy of Schedule 1 of the Investment Advisory
                        Contract of the Registrant; (21)
                 (viii) Conformed copy of Amendment #1 to Schedule 1 of the
                        Investment Advisory Contract of the Registrant; (21)
                   (ix) Conformed copy of Amendment #2 to Schedule 1 of the
                        Investment Advisory Contract of the Registrant; (21)
                    (x) Conformed copy of Amendment #3 to Schedule 1 of the
                        Investment Advisory Contract of the Registrant; (21)
                    (xi) Conformed copy of Exhibit I to Registrant's  Investment
                         Advisory Contract; (22)
                    (xii)Conformed  copy  of  Sub-Advisory   Agreement   between
                         Federated  Investment  Management Company and Federated
                         Global  Investment  Management  Corp.,  with  Exhibit A
                         attached thereto, dated December 1, 2000; (22)
(e)     (i) Conformed copy of Distributor's Contract of the
                        Registrant; (10)
                   (ii) Conformed copies of Exhibits A and C to the
                        Distributor's Contract for Federated Small Cap
                        Strategies Fund, (Class A and C Shares); (10)

                  (iii) Conformed copies of Exhibits D and F to the
                        Distributor's Contract for Federated Growth Strategies
                        Fund, (Class A and C Shares); (10)
                    (iv) Conformed   copies   of   Exhibits   G  and  I  to  the
                         Distributor's    Contract   for    Federated    Capital
                         Appreciation Fund, (Class A and C Shares); (10)

------------------------------------------------------------------------
+     All exhibits have been filed electronically

10.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 26 on Form N-1A filed September 12, 1995.  (File Nos. 2-
      91090 and 811-4017)

14.   Response is incorporated by reference to Registrant's Post Effective
      Amendment No. 29 on Form N-1A filed May 29, 1997.  (File Nos. 2-
      910090 and 811-4017)

16.  Response is  incorporated  by  reference  to  Registrant's  Post  Effective
     Amendment No. 35 of Form N-1A filed  December 30, 1997 (File Nos.  2-910090 and 811-4017)

19.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 44 on Form N-1A filed December 28, 1999.  (File Nos.  2-91090 and 811-4017)

20.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 46 on Form N-1A filed September 15, 2000.  (File Nos. 2-91090 and 811-4017)

21.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 50 on Form N-1A filed December 29, 2000.  (File Nos.  2-91090 and 811-4017)

22.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 52 on Form N-1A filed March 20, 2001.  (File Nos. 2-91090 and
     811-4017)

                    (v) Conformed copies of Exhibits J and L to the
                        Distributor's Contract for Federated Aggressive Growth
                        Fund, (Class A and C Shares); (14)

                   (vi) Conformed copy of Distributor's Contract (Class B
      Shares); (16)
                  (vii) Conformed copies of Exhibits M and N to the
                        Distributor's Contract for Federated Large Cap Growth
                        Fund, (Class A and C Shares); (19)

                  (viii)Conformed copies of Exhibits O and P to the
                        Distributor's Contract for Federated Communications
                        Technology Fund, (Class A and C Shares); (19)

                   (ix) Conformed copies of Exhibits Q and R to the
                        Distributor's Contract for Federated New Economy Fund,
                        (Class A and C Shares); (20)

                    (x) Conformed copy of Exhibits S & T to Registrant's
                        Distributor Contract for Class A & C Shares of Federated
                        Market Opportunity Fund; (22)

                    (xi) Coformed  copy  of  Exhibits  V  &  W  to  Registrant's
                         Distributor   Contract  for  Class  A  &  C  Shares  of
                         Federated  Kaufmann  Fund &  Federated  Large  Cap Tech
                         Fund; (22)

                  (xii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement;
                        Mutual Funds Service Agreement; and Plan Trustee/Mutual
                        Funds Service Agreement from Item 24(b)(6) of the Cash
                        Trust Series II Registration Statement on Form N-1A,
                        filed with the Commission on July 24, 1995. (File No.
                        33-38550 and 811-6269)

             (f)        Not applicable;
             (g)    (i) Conformed Copy of the Custodian Agreement of the
                        Registrant; (6)
                   (ii) Conformed copy of Custodian Fee Schedule; (15)
             (h)    (i) Conformed copy of Amended and Restated Shareholder
                         Services Agreement; (15)
                    (ii) Conformed  copy of Amended and Restated  Agreement  for
                         Fund  Accounting  Services,   Administrative  Services,
                         Shareholder   Transfer   Agency  Services  and  Custody
                         Services Procurement; (17)

-----------------------------------------------------------------------------
+     All exhibits have been filed electronically

2.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 1 on Form N-1A filed  February 28, 1985.  (File Nos.  2-91090 and 811-4017)

6.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 20 on Form N-1A filed December 29, 1994.  (File Nos.  2-91090 and 811-4017)

10.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 26 on Form N-1A filed September 12, 1995.  (File Nos. 2-91090 and 811-4017)

15.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment  No. 31 on Form N-1A filed October 30, 1997.  (File Nos.  2-91090 and 811-4017)

16.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 35 on Form N-1A filed December 30, 1997.  (File Nos.  2-91090 and 811-4017)

17.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 40 on Form N-1A filed October 9, 1998. (File Nos. 2-91090 and
     811-4017)

19.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 44 on Form N-1A filed December 28, 1999.  (File Nos.  2-91090 and 811-4017)

20.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 46 on Form N-1A filed September 15, 2000.  (File Nos. 2-91090 and 811-4017)

21.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 50 on Form N-1A filed December 29, 2000.  (File Nos.  2-91090 and 811-4017)

22.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 52 on Form N-1A filed March 20, 2001.  (File Nos. 2-91090 and 811-4017)

                  (iii) Conformed copy of Principal Shareholder
      Service's Agreement (Class B Shares); (16)
                   (iv) Conformed copy of Shareholder Services Agreement
      (Class B Shares); (16)
                  (v)   The Registrant hereby incorporates by reference the
                        conformed copy of the Shareholder Services Sub-Contract
                        between Fidelity and Federated Shareholder Services from
                        Item 24(b)(9)(iii) of the Federated GNMA Trust
                        Registration Statement on Form N-1A, filed with the
                        Commission on March 25, 1996 (File Nos. 2-75670 and
                        811-3375).

               (i)  Conformed  copy  of  the  Opinion  and  Consent  of  Counsel regarding legality of shares being registered; (6)

            (j)         Conformed copy of Consent of Independent Auditors; +
            (k)         Not Applicable;
            (l)         Conformed copy of Initial Capital understanding; (2)

               (m)  (i) Conformed Copy of  Distribution  Plan of the Registrant;
                    (10)

                   (ii) Conformed copies of Exhibits A and C to the Distribution
                        Plan for Federated Small Cap Strategies Fund, (Class A
                        and C Shares); (10)

               (iii)Conformed  copy of  Exhibit E to the  Distribution  Plan for
                    Federated Growth Strategies Fund, (Class C Shares); (10)

                   (iv) Conformed copies of Exhibit F and H to the Distribution
                        Plan for Federated Capital Appreciation Fund, (Class A
                        and C Shares); (10)

                    (v) Conformed copies of Exhibits I and K to the Distribution
                        Plan for Federated Aggressive Growth Fund (Class A and C
                        Shares); (14)

               (vi) The  responses  described  in  Item  23(e)(xii)  are  hereby incorporated by reference;

               (vii)Conformed copy of Amendment to the Distribution  Plan (Class
                    B Shares); (16)

                 (viii) Conformed copies of Exhibits L, M, N & O to the
                        Distribution Plan; (19)

               (ix) Conformed  copies of  Exhibits  P and Q to the  Distribution
                    Plan for Federated New Economy Fund, (Class A and C Shares);
                    (20)

               (x)  Conformed  copy of  Exhibit B to  Registrant's  Distribution
                    Plan for Class B Shares of  Federated  Small Cap  Strategies
                    Fund;(22)

+     All exhibits have been filed electronically
--------------------------------------------------------------------------------

2.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 1 on Form N-1A filed  February 28, 1985.  (File Nos.  2-91090 and 811-4017)

6.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 20 on Form N-1A filed December 29, 1994.  (File Nos.  2-91090 and 811-4017)

10.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 26 on Form N-1A filed September 12, 1995.  (File Nos. 2-91090 and 811-4017)

14.  Response is  incorporated  by  reference  to  Registrant's  Post  Effective
     Amendment No. 29 on Form N-1A filed May 29, 1997.  (File Nos.  2-910090 and
     811-4017)

16.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 35 on Form N-1A filed December 30, 1997.  (File Nos.  2-91090 and 811-4017)

19.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 44 on Form N-1A filed December 28, 1999.  (File Nos.  2-91090 and 811-4017)

20.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 46 on Form N-1A filed September 15, 2000.  (File Nos. 2-91090 and 811-4017)

21.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 50 on Form N-1A filed December 29, 2000.  (File Nos.  2-91090 and 811-4017)

22.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 52 on Form N-1A filed March 20, 2001.  (File Nos. 2-91090 and
     811-4017)

    (xi) Conformed copy of Exhibits D & E to Registrant's
         Distribution Plan for Class B and Class C Shares of
         Federated Growth Strategies Fund; (22)

   (xii) Conformed copy of Exhibits F, G & H to Registrant's
         Distribution Plan for Class A, B and C Shares of
         Federated Capital Appreciation Fund; (22)

  (xiii) Conformed copy of Exhibits I, J & K to Registrant's
         Distribution Plan for Class A, B & C Shares of Federated
         Aggressive Growth Fund; (22)

   (xiv) Conformed copy of Exhibits L & M to Registrant's Distribution Plan for Class A & C Shares of Federated Large Cap Growth Fund; (22)
  (xv)   Conformed copy of Exhibits N & O to Registrant's
         Distribution Plan for Class A & C Shares of Federated
         Communications Technology Fund; (22)

   (xvi) Conformed copy of Exhibits P & Q to Registrant's
         Distribution Plan for Class A & C Shares of Federated
         New Economy Fund; (22)

  (xvii) Conformed copy of Exhibits R & S to Registrant's
         Distribution Plan for Class A & C Shares of Federated
         Market Opportunity Fund; (22)

 (xviii) Conformed copy of Exhibit T to Registrant's Distribution Plan for
         Class K Shares of Federated Kaufmann Fund; (22)
  (xix)  Conformed copy of Exhibits U & V to Registrant's Distribution Plan for Class A & C Shares of Federated Kaufmann Fund and Federated
         Large Cap Tech Fund; (22)
  (xx)   Copy of Schedule A to the Distribution Plan; (19)
  (n)   (i) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World
           Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and
           811-07141);
           (ii) Multiple Class Plan (18f-3) Exhibits; (19)
  (o)     (i) Conformed copy of Power of Attorney of the Registrant;(19)
           (ii) Conformed copy of Power of Attorney of Chief
                Investment Officer of the Registrant; (19)
(iii) Conformed copy of Power of Attorney of Trustee of the
                        Registrant; (19)

                   (iv) Conformed copy of Limited Power of Attorney; (19)

               (p)  The Registrant hereby incorporates the conformed copy of the
                    Code of Ethics  for  Access  Persons  from Item 23(p) of the
                    Federated   Managed   Allocation   Portfolios   Registration
                    Statement on Form N-1A filed with the  Commission on January
                    25, 2001. (File Nos. 33-51247 and 811-7129).

+     All exhibits have been filed electronically
--------------------------------------------------------------------------------

19.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 44 on Form N-1A filed December 28, 1999.  (File Nos.  2-91090 and 811-4017)

2.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 52 on Form N-1A filed March 20, 2001.  (File Nos. 2-91090 and 811-4017)

Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUNDS
            ------------------------------------------------------------

            None.

Item 25.    INDEMNIFICATION:  (1)
            ---------------

1     Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 41 on Form N-1A filed November 2, 1998. (File Nos. 2-91090 and 811-4017)

Item 26. Business and Other Connections of Investment Adviser:

     For a description of the other business of the investment adviser,  see the section  entitled "Who Manages the Fund?" in Part A. The  affiliations  with the
Registrant  of four of the Trustees  and one of the  Officers of the  investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides  Services to the Fund?" The  remaining  Trustees of the  investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue,
(Chief  Financial  Officer,  Federated  Investors,  Inc.),  1001 Liberty Avenue,
Pittsburgh,  PA,  15222-3779  and Mark D. Olson (a principal of the firm Mark D.
Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), Suite 301
Little Falls Center Two, 2751 Centerville Road, Wilmington, DE 19808.

      The remaining Officers of the investment adviser are:

Executive Vice Presidents:....William D. Dawson, III
                              Henry A. Frantzen
                              J. Thomas Madden

Senior Vice Presidents:       Stephen F. Auth
                              Joseph M. Balestrino
                              David A. Briggs
                              Jonathan C. Conley
                              Deborah A. Cunningham
                              Michael P. Donnelly
                              Linda A. Duessel
                              Mark E. Durbiano
                              James E. Grefenstette
                              Jeffrey A. Kozemchak
                              Sandra L. McInerney
                              Susan M. Nason
                              Mary Jo Ochson
                              Robert J. Ostrowski
                              Bernard A. Picchi
                              Peter Vutz

Vice Presidents:              Todd A. Abraham
                              J. Scott Albrecht
                              Arthur J. Barry
                              Randall S. Bauer
                              Nancy J.Belz
                              G. Andrew Bonnewell
                              Micheal W. Casey
                              Robert E. Cauley
                              Fred B. Crutchfield
                              Lee R. Cunningham, II
                              Alexandre de Bethmann
                              Anthony Delserone, Jr.
                              Donald T. Ellenberger
                              Eamonn G. Folan
                              Kathleen M. Foody-Malus
                              Thomas M. Franks
                              Marc Halperin
                              John W. Harris
                              Patricia L. Heagy
                              Susan R. Hill
                              William R. Jamison
                              Constantine J. Kartsonas
                              Nathan H. Kehm
                              John C. Kerber
                              Robert M. Kowit
                              Richard J. Lazarchic
                              Steven J. Lehman
                              Marian R. Marinack
                              Christopher Matyszewski
                              Natalie F. Metz
                              Joseph M. Natoli
                              Jeffrey A. Petro
                              John Quartarolo
                              Keith J. Sabol
                              Ihab Salib
                              Frank Semack
                              Aash M. Shah
                              Michael W. Sirianni, Jr.
                              Christopher Smith
                              Timothy G. Trebilcock
                              Leonardo A. Vila
                              Paige M. Wilhelm
                              Richard Winkowski
                              Lori A. Wolff
                              George B. Wright

Assistant Vice Presidents:    Catherine A. Arendas
                              Angela Auchey
                              Nancy J. Belz
                              Regina Chi
                              Ross M. Cohen
                              James R. Crea, Jr.
                              Karol M. Crummie
                              Fred B. Crutchfield
                              James H. Davis, II
                              Joseph DelVecchio
                              Paul S. Drotch
                              Salvatore A. Esposito
                              John T. Gentry
                              David Gilmore
                              Nikola A. Ivanov
                              Carol Kayworth
                              Nathan H. Kehm
                              John C. Kerber
                              J. Andrew Kirschler
                              Ted T. Lietz, Sr.
                              Monica Lugani
                              Natalie F. Metz
                              Theresa Miller
                              Thomas Mitchell
                              Bob Nolte
                              Mary Kay Pavuk
                              Rae Ann Rice
                              Roberto Sanchez-Dahl, Sr.
                              Sarath Sathkumara
                              James W. Schaub
                              Jennifer G. Setzenfand
                              John Sidawi
                              Diane R. Startari
                              Diane Tolby
                              Peter Tropaitis
                              Michael R. Tucker
                              Steven J. Wagner

Secretary:                    G. Andrew Bonnewell

Treasurer:                    Thomas R. Donahue

Assistant Secretaries:        C. Grant Anderson
                              Leslie K. Ross

Assistant Treasurer:          Denis McAuley, III

The business address of each of the Officers of the investment adviser is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in
Part B of this Registration Statement.

Item 27.  PRINCIPAL UNDERWRITERS:
          -----------------------

          (a)     Federated Securities Corp. the Distributor for shares of the
                  Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series,  Inc.; CCB Funds; Edward D. Jones & Co.
Daily Passport Cash Trust;  Federated  Limited  Duration  Government Fund, Inc.;
Federated  American  Leaders Fund,  Inc.;  Federated  ARMs Fund;  Federated Core
Trust;  Federated Equity Funds;  Federated  Equity Income Fund, Inc.;  Federated
Fixed Income Securities, Inc.;

Federated  Fund for U.S.  Government  Securities,  Inc.;  Federated  GNMA Trust;
Federated  Government Income Securities,  Inc.; Federated High Income Bond Fund,
Inc.; Federated High Yield Trust;  Federated Income Securities Trust;  Federated
Income Trust;  Federated Index Trust;  Federated  Institutional Trust; Federated
Insurance Series;  Federated  International  Series,  Inc.; Federated Investment
Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal
Opportunities Fund, Inc.;  Federated Municipal  Securities Fund, Inc.; Federated
Municipal  Securities  Income  Trust;   Federated  Short-Term  Municipal  Trust;
Federated  Stock and Bond Fund,  Inc.;  Federated  Stock Trust;  Federated Total
Return  Series,  Inc.;  Federated  U.S.  Government  Bond Fund;  Federated  U.S.
Government  Securities  Fund: 1-3 Years;  Federated U.S.  Government  Securities
Fund: 2-5 Years;  Federated Total Return Government Bond Fund; Federated Utility
Fund, Inc.; Federated World Investment Series, Inc.;  FirstMerit Funds; Hibernia
Funds;  Independence One Mutual Funds;  Intermediate  Municipal Trust;  Marshall
Funds,  Inc.;  Money  Market  Obligations  Trust;  Regions  Funds;  RIGGS Funds;
SouthTrust  Funds;  Wachovia  Variable  Insurance Funds; The Wachovia Funds; The
Wachovia Municipal Funds; and Vision Group of Funds, Inc.

            (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  WITH DISTRIBUTOR                   NAME                WITH REGISTRANT
---------------------         ------------------      ---------------------

Chairman:                     Richard B. Fisher          Vice President

Director:                     Arthur L. Cherry

President-Institutional

Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant

Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Executive Vice President:     David M. Taylor

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Bryant R. Fisher
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ

Vice Presidents:              Ernest G. Anderson
                              Teresa M. Antoszyk
                              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              Matthew W. Brown
                              David J. Callahan
                              Mark Carroll
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              William C. Doyle
                              Timothy Franklin
                              Mark A. Gessner
                              Joseph D. Gibbons
                              John K. Goettlicher
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Anthony J. Harper
                              Victor L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              H. Joseph Kennedy
                              Michael W. Koenig
                              Ed Koontz
                              Dennis M. Laffey
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinney
                              Amy Michalisyn
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Eugene B. Reed
                              Paul V. Riordan
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Terence Wiles
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Donald C. Edwards
                              Jennifer Fetteroff
                              John T. Glickson
                              Ernest L. Linane
                              Renee L. Martin
                              Lynn Sherwood-Long

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Timothy S. Johnson
                              Victor R. Siclari

The business  address of each of the Officers of Federated  Securities  Corp. is
Federated  Investors  Tower,  1001  Liberty  Avenue,  Pittsburgh,   Pennsylvania
15222-3779.

            (c)  Not applicable

Item 28.    LOCATION OF ACCOUNTS AND RECORDS:
            --------------------------------

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                Federated Investors Tower
                                          1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779
                                          (Notices should be sent to the Agent for
                                           Service at above address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA 15237-7000

Federated Shareholder Services Company    P.O. Box 8600
("Transfer Agent and Dividend             Boston, MA 02266-8600
Disbursing Agent")

Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue

                                          Pittsburgh, PA  15222-3779

Federated Investment Management Company   Federated Investors Tower
("Adviser")                               1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

Federated Global Investment Management Corp.    c/o Federated Investors Tower
("Sub-Adviser to Federated Kaufmann Fund")      1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

State Street Bank and Trust Company       P.O. Box 8600
("Custodian")                             Boston, MA 02266-8600

Item 29.    MANAGEMENT SERVICES:  Not applicable.
            -------------------

Item 30.    UNDERTAKINGS:
            ------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of
            Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, and the
Investment Company Act of 1940, the Registrant, FEDERATED EQUITY FUNDS,
certifies that it meets all of the requirements for effectiveness of this
Amendment to its Registration Statement pursuant to Rule 485(b) under the
Securities Act of 1933 and has duly caused this Amendment to its Registration
Statement to be signed on its behalf by the undersigned, duly authorized, in the
City of Pittsburgh and Commonwealth of Pennsylvania, on the 10th day of April,
2001.

                             FEDERATED EQUITY FUNDS

                  BY: /s/ Amanda J. Reed
                  Amanda J. Reed, Assistant Secretary
                  Attorney in Fact for John F. Donahue

                  April 10, 2001

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----
By: /s/ Amanda J. Reed            Attorney In Fact          April 10, 2001
    Amanda J. Reed                For the Persons
    ASSISTANT SECRETARY           Listed Below

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

J.    Christopher Donahue*        President and Trustee

Richard J. Thomas*                Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

J. Thomas Madden*                 Chief Investment Officer

Thomas G. Bigley*                   Trustee

John T. Conroy, Jr.*                Trustee

Nicholas P. Constantakis*           Trustee

John F. Cunningham*                 Trustee

Lawrence D. Ellis, M.D.*            Trustee

Peter E. Madden*                    Trustee

Charles F. Mansfield, Jr.*          Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Marjorie P. Smuts*                  Trustee

John S. Walsh*                      Trustee

* By Power of Attorney